Supplementary Items to the Cash Flow - Schedule of Non-Cash Transactions (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Recognition of lease right-of-use asset in exchange for lease liabilities:
Right-of-use assets, net	R$ 1,736	R$ 1,995
Lease liability	(1,934)	(2,157)
Smart NX deconsolidation
Trade accounts receivable, net	12,134	11,143
Salaries and labor charges	(18,506)	(20,262)
Taxes, fees and contributions payable	7,067	R$ 5,777
Non Cash Transactions [Member]
Recognition of lease right-of-use asset in exchange for lease liabilities:
Right-of-use assets, net	256		R$ 716
Lease liability	(256)		(716)
Smart NX deconsolidation
Trade accounts receivable, net			10
Intangible Assets			2,025
Goodwill			1,187
Salaries and labor charges			(9)
Loans and financing			(920)
Taxes, fees and contributions payable			(172)
Deferred and contingent consideration on acquisitions			(1,432)
Deferred taxes			R$ (689)